UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.


                                 [LOGO OMITTED]
                                       HGK
                                EQUITY VALUE FUND


                         ANNUAL REPORT TO SHAREHOLDERS
                             AS OF OCTOBER 31, 2004


                THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED
                 BY A CURRENT PROSPECTUS FOR THE FUND DESCRIBED.
                 INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY
                                BEFORE INVESTING.

HGK EQUITY VALUE FUND                            THE ADVISORS' INNER CIRCLE FUND
October 31, 2004

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Manager's Discussion and Analysis of Fund Performance ....................     2

Statement of Net Assets ..................................................     4

Statement of Operations ..................................................     6

Statement of Changes in Net Assets .......................................     7

Financial Highlights .....................................................     8

Notes to Financial Statements ............................................     9

Report of Independent Registered Public Accounting Firm ..................    12

Trustees and Officers of The Advisors' Inner Circle Fund .................    13

Disclosure of Fund Expenses ..............................................    17

Notice to Shareholders ...................................................    18
--------------------------------------------------------------------------------




The Fund's Form N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-HGK; and (ii) on the Commission's website at http://www.sec.gov.

              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE


PERFORMANCE SUMMARY

For the six months ended October 31, 2004 the Fund returned 2.64%. The Fund's performance benchmark, the Wilshire Target Large Value Index, posted a return of 6.07% over the same period while the S&P 500 Index returned 2.96%. For the twelve months ended October 31, 2004, the Fund returned 13.07% compared to a 15.56% return for the Wilshire Target Large Value Index and 9.42% for the S&P 500 Index.

2004 has been a relatively lackluster year for equities. Stocks have been moderately positive despite weakness in Technology and growth stocks. On the other hand, basic materials and energy stocks performed strongly. Uncertainty remains the key theme for stocks in the near-term. Questions remain about the strength and longevity of the economic expansion and corporate profit growth. The Federal Reserve continues to raise short-term interest rates and many are unsure about how much higher they will go. How these issues are resolved will most likely have a significant impact on the direction and complexion of the stock market.


OUTLOOK

Within the stock market dynamics appear to be changing. Although value continues to outperform growth, there appears to be a renewed interest in some areas long overlooked by investors. Commodity related companies, specifically basic materials and energy, appear to be attracting considerable attention due to the surge in the prices of copper, pulp & paper, and crude oil. Despite the recent run-up in price, many of these companies are still attractively valued. More importantly, they are insignificantly under-owned by many investors. The share of S&P 500 market capitalization claimed by the energy and basic materials sectors has declined from 39% in 1980 to 11% today. Since 1980 the number of stocks in these groups has declined from 114 to 60. It is quite possible that we may be entering a stronger, longer commodity super-cycle. The combination of industry consolidation, more than a decade of underinvestment in capacity, thin inventories, a weak dollar, and the secular China/India industrialization may sustain prices at elevated levels for several years or more. These two sectors may be on the verge of prolonged strong performance.

Our stance towards equities remains cautious but constructive. During the fourth quarter we will get some resolution to key uncertainties weighing on stock prices and stocks should begin to do better. HGK is becoming more positive on basic materials and energy for the aforementioned reasons. Defensive sectors such as telecommunications and utilities will be reduced as they are reaching fair value. As always, HGK believes that leading companies with strong financials and above average dividends (or the ability to raise them) should be emphasized.




THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE.

  COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HGK EQUITY VALUE FUND VERSUS THE WILSHIRE TARGET LARGE VALUE INDEX AND THE S&P 500 INDEX.

-----------------------------------------------------
                   TOTAL RETURN(1)
-----------------------------------------------------
               ANNUALIZED  ANNUALIZED   ANNUALIZED
   ONE-YEAR     3 YEAR      5 YEAR      INCEPTION
    RETURN      RETURN      RETURN       TO DATE
-----------------------------------------------------
    13.07%       5.59%       2.44%          1.00%     Without Load
-----------------------------------------------------
     6.89%       3.62%       1.29%         (0.05)%    With Load
-----------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED AS LINE GRAPH IN THE PRINTED MATERIAL.]

                      HGK EQUITY    WILSHIRE TARGET        S&P 500
                      VALUE FUND    LARGE VALUE INDEX(3)   INDEX(4)

          6/30/99(2)    $9,450          $10,000           $10,000
         10/31/99        8,820            8,905             9,970
         10/31/00        9,155            9,404            10,577
         10/31/01        8,452            8,633             7,943
         10/31/02        6,849            7,623             6,743
         10/31/03        8,800            9,410             8,146
         10/31/04        9,950           10,874             8,913


(1) The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. If the Adviser had not limited certain expenses, the Fund's total return would have been lower. The Fund's performance assumes the reinvestment of dividends and capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

(2) The HGK Equity Value Fund commenced operations on June 9, 1999.

(3) The Wilshire Target Large Value Index is a focused measurement of the large value sector of the market, comprised of large companies that are monitored using a variety of relative value criteria.

(4) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 2004
                                                                       Market
                                                                       Value
HGK EQUITY VALUE FUND                                    Shares        (000)
-----------------------------------------------------------------------------

SECTOR WEIGHTING (UNAUDITED)+
[BAR CHART OMITTED]

Banks                                      13.2%
Drugs                                       8.2%
Petroleum Refining                          8.0%
Insurance                                   7.4%
Machinery                                   6.5%
Computers & Services                        6.4%
Food, Beverage & Tobacco                    6.2%
Medical Products & Services                 4.1%
Financial Services                          3.5%
Petroleum & Fuel Products                   3.1%
Electrical Services                         3.0%
Semi-Conductors/Instruments                 2.8%
Paper & Paper Products                      2.7%
Telephones & Telecommunications             2.7%
Heath Care                                  2.6%
Specialty Construction                      2.5%
Retail                                      2.4%
Aerospace & Defense                         2.3%
Agricultural Operations                     2.3%
Railroads                                   2.3%
Metals                                      2.2%
Printing & Publishing                       1.9%
Restaurants                                 1.3%
Chemicals                                   1.2%
Repurchase Agreement                        1.2%

+PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

COMMON STOCK (99.3%)
AEROSPACE & Defense (2.3%)
   General Dynamics                                       2,500       $   255
                                                                      -------
AGRICULTURAL OPERATIONS (2.3%)
   Archer-Daniels-Midland                                13,000           252
                                                                      -------
BANKS (13.3%)
   Bank of America                                        6,800           304
   JPMorgan Chase                                         6,000           232
   National City                                          8,300           323
   US Bancorp                                            10,000           286
   Washington Mutual                                      8,000           310
                                                                      -------
                                                                        1,455
                                                                      -------
CHEMICALS (1.2%)
   Dow Chemical                                           3,000           135
                                                                      -------
COMPUTERS & SERVICES (6.4%)
   Automatic Data Processing                              3,000           130
   Hewlett-Packard                                       10,000           187
   Intuit*                                                2,500           114
   Sun Microsystems*                                     10,000            45
   Sungard Data Systems*                                  8,500           225
                                                                      -------
                                                                          701
                                                                      -------

                                                                       Market
                                                                       Value
                                                         Shares        (000)
-----------------------------------------------------------------------------

DRUGS (8.3%)
   Abbott Laboratories                                    4,000       $   170
   McKesson                                               9,000           240
   Merck                                                  7,500           235
   Pfizer                                                 9,000           261
                                                                      -------
                                                                          906
                                                                      -------
ELECTRICAL SERVICES (3.0%)
   Entergy                                                5,000           327
                                                                      -------
FINANCIAL SERVICES (3.6%)
   CIT Group                                              3,000           121
   Citigroup                                              6,000           266
                                                                      -------
                                                                          387
                                                                      -------
FOOD, BEVERAGE & TOBACCO (6.2%)
   PepsiCo                                                4,500           223
   Sara Lee                                              10,000           233
   Supervalu                                              7,500           221
                                                                      -------
                                                                          677
                                                                      -------
HEALTH CARE (2.6%)
   Medtronic                                              5,500           281
                                                                      -------
INSURANCE (7.4%)
   Allstate                                               6,000           289
   Marsh & McLennan                                       9,000           249
   Torchmark                                              5,000           270
                                                                      -------
                                                                          808
                                                                      -------
MACHINERY (6.5%)
   Fortune Brands                                         3,200           233
   Ingersoll-Rand                                         3,500           239
   Johnson Controls                                       4,200           241
                                                                      -------
                                                                          713
                                                                      -------
MEDICAL PRODUCTS & SERVICES (4.1%)
   Becton Dickinson                                       3,000           157
   Johnson & Johnson                                      5,000           292
                                                                      -------
                                                                          449
                                                                      -------
METALS (2.3%)
   Alcoa                                                  3,500           114
   Phelps Dodge                                           1,500           131
                                                                      -------
                                                                          245
                                                                      -------
PAPER & PAPER PRODUCTS (2.7%)
   Kimberly-Clark                                         3,000           179
   MeadWestvaco                                           3,600           114
                                                                      -------
                                                                          293
                                                                      -------
PETROLEUM & FUEL PRODUCTS (3.1%)
   ConocoPhillips                                         4,000           337
                                                                      -------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (concluded)              THE ADVISORS' INNER CIRCLE FUND
October 31, 2004

                                                                       Market
                                                      Shares/Face      Value
HGK EQUITY VALUE FUND                                 Amount(000)      (000)
--------------------------------------------------------------------------------
PETROLEUM REFINING (8.0%)
   Amerada Hess                                           4,000       $   323
   ChevronTexaco                                          5,400           286
   Marathon Oil                                           7,000           267
                                                                      -------
                                                                          876
                                                                      -------
PRINTING & PUBLISHING (1.9%)
   Gannett                                                2,500           207
                                                                      -------
RAILROADS (2.3%)
   Burlington Northern Santa Fe                           6,000           251
                                                                      -------
RESTAURANTS (1.3%)
   McDonald's                                             5,000           146
                                                                      -------
RETAIL (2.4%)
   May Department Stores                                 10,000           261
                                                                      -------
SEMI-CONDUCTORS/INSTRUMENTS (2.8%)
   Intel                                                  7,000           156
   Texas Instruments                                      6,000           147
                                                                      -------
                                                                          303
                                                                      -------
SPECIALTY CONSTRUCTION (2.5%)
   Masco                                                  8,000           274
                                                                      -------
TELEPHONES & TELECOMMUNICATIONS (2.8%)
   SBC Communications                                    12,000           303
                                                                      -------
TOTAL COMMON STOCK
   (Cost $10,024)                                                      10,842
                                                                      -------

REPURCHASE AGREEMENT (1.2%)
   Morgan Stanley, 1.50%,
     dated 10/29/04, to be
     repurchased on 11/01/04,
     repurchase price $134,702
     (collateralized by
     U.S. Treasury Bond,
     par value $103,919,
     3.88%, 01/15/09; total
     market value $137,389)                                $135           135
                                                                      -------
TOTAL REPURCHASE AGREEMENT
   (Cost $135)                                                            135
                                                                      -------
TOTAL INVESTMENTS (100.5%)
   (Cost $10,159)                                                      10,977
                                                                      -------

                                                                       Value
                                                                       (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.5%)
   Advisory Reimbursement Receivable                                  $    10
   Payable for Investment Securities Purchased                           (101)
   Income Distribution Payable                                            (10)
   Administration Fees Payable                                             (6)
   Payable for Capital Shares Redeemed                                     (5)
   Distribution Fees Payable                                               (2)
   Trustees' Fees Payable                                                  (1)
   Other Assets and Liabilities, Net                                       62
                                                                      -------
TOTAL OTHER ASSETS AND LIABILITIES                                        (53)
                                                                      -------
NET ASSETS (100.0%)                                                   $10,924
                                                                      =======

NET ASSETS:
   Portfolio Shares (unlimited
      authorization -- no par value)
      based on 1,126,992 outstanding
      shares of beneficial interest                                   $10,447
   Distribution in excess of
      net investment income                                                (4)
   Accumulated net realized
      loss on investments                                                (337)
   Net unrealized appreciation
      on investments                                                      818
                                                                      -------
   NET ASSETS                                                         $10,924
                                                                      =======
   Net Asset Value, Offering and
      Redemption Price Per Share                                      $  9.69
                                                                      =======
   Maximum Offering Price
      Per Share -- ($9.69 / 94.50%)**                                 $ 10.25
                                                                      =======

  *   NON-INCOME PRODUCING SECURITY
 ** FOR A DESCRIPTION OF A POSSIBLE FRONT-END SALES CHARGE, PLEASE SEE THE FUND'S CURRENT PROSPECTUS.




    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                    THE ADVISORS' INNER CIRCLE FUND
For the year ended October 31, 2004

                                                                       HGK
                                                                   EQUITY VALUE
                                                                       FUND
--------------------------------------------------------------------------------
Investment Income:
   Dividend Income ..............................................        $  234
   Interest Income ..............................................             3
--------------------------------------------------------------------------------
      Total Investment Income ...................................           237
--------------------------------------------------------------------------------
Expenses:

   Investment Advisory Fees .....................................            93
   Administration Fees ..........................................            75
   Distribution Fees ............................................            26
   Trustees' Fees ...............................................             5
   Transfer Agent Fees ..........................................            59
   Professional Fees ............................................            24
   Registration and Filing Fees .................................            16
   Printing Fees ................................................            11
   Custodian Fees ...............................................             5
   Insurance and Other Fees .....................................             2
--------------------------------------------------------------------------------
   Total Expenses ...............................................           316
   Less: Investment Advisory Fees Waived ........................           (93)
         Investment Advisory Fees Reimbursed ....................           (69)
--------------------------------------------------------------------------------
   Net Expenses .................................................           154
--------------------------------------------------------------------------------
        Net Investment Income ...................................            83
--------------------------------------------------------------------------------
   Net Realized Gain from Securities Sold .......................           165
   Net Change in Unrealized Appreciation on Investment Securities           915
--------------------------------------------------------------------------------
      Net Realized and Unrealized Gain on Investments ...........         1,080
--------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations .........        $1,163
================================================================================




    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)         THE ADVISORS' INNER CIRCLE FUND
For the years ended October 31,

                                                                                HGK
                                                                           EQUITY VALUE
                                                                               FUND
                                                                     ------------------------
                                                                       2004           2003
---------------------------------------------------------------------------------------------
Operations:
   Net Investment Income .........................................      $    83        $   65
   Net Realized Gain (Loss) from Securities Sold .................          165          (359)
   Net Change in Unrealized Appreciation on Investments Securities          915         1,825
----------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations ..........        1,163         1,531
----------------------------------------------------------------------------------------------
Dividends:
   Net Investment Income .........................................          (84)          (65)
----------------------------------------------------------------------------------------------
   Total Dividends ...............................................          (84)          (65)
----------------------------------------------------------------------------------------------
Capital Share Transactions:
   Issued ........................................................        3,833           819
   In Lieu of Cash Distributions .................................           82            65
   Redeemed ......................................................       (1,192)         (469)
----------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Capital Share Transactions ....        2,723           415
----------------------------------------------------------------------------------------------
   Total Increase in Net Assets ..................................        3,802         1,881
----------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Year .............................................        7,122         5,241
----------------------------------------------------------------------------------------------
   End of Year ...................................................      $10,924        $7,122
==============================================================================================
   Distributions in Excess of Net Investment Income ..............      $    (4)       $   (1)
==============================================================================================
Shares Transactions:
   Issued ........................................................          418           112
   Lieu of Cash Distributions ....................................            9             9
   Redeemed ......................................................         (125)          (67)
----------------------------------------------------------------------------------------------
   Net Increase in Shares Outstanding from Share Transactions ....          302            54
==============================================================================================




    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                             THE ADVISORS' INNER CIRCLE FUND

For a Share Outstanding Throughout Each Year

For the Years Ended October 31,

                   Net                   Realized and
                  Asset                   Unrealized                  Dividends    Distributions
                  Value,       Net           Gain                      from Net         From            Total
                Beginning   Investment    (Loss) on      Total from   Investment      Capital       Dividends and
                 of Year      Income      Securities     Operations     Income         Gains        Distributions
                ---------   ----------   ------------    ----------   ----------   -------------    -------------
---------------------
HGK EQUITY VALUE FUND
---------------------
2004              $8.64       $0.08         $1.05          $1.13       $(0.08)       $    --           $(0.08)
2003               6.80        0.08          1.84           1.92        (0.08)            --            (0.08)
2002               8.46        0.07         (1.66)         (1.59)       (0.07)            --            (0.07)
2001               9.45        0.07         (0.78)         (0.71)       (0.06)         (0.22)           (0.28)
2000               9.32        0.07          0.28           0.35        (0.06)         (0.16)           (0.22)

                                                                            Ratio
                                                                         of Expenses        Ratio
                   Net                       Net                         to Average        of Net
                  Asset                    Assets,          Ratio        Net Assets      Investment
                 Value,                      End         of Expenses     (Excluding        Income      Portfolio
                   End        Total        of Year       to Average      Waivers and     to Average     Turnover
                 of Year     Return+        (000)        Net Assets    Reimbursements)   Net Assets       Rate
                ---------   ----------   ------------    -----------   ---------------   -----------      ----
---------------------
HGK EQUITY VALUE FUND
---------------------
2004             $9.69        13.07%       $10,924          1.50%           3.07%            0.81%       44.54%
2003              8.64        28.48          7,122          1.50            4.21             1.10        29.80
2002              6.80       (18.97)         5,241          1.50            4.19             0.80        33.70
2001              8.46        (7.67)         5,117          1.50            4.56             0.72        57.25
2000              9.45         3.79          5,797          1.50            4.27             0.67        29.98


+ Total return figures do not include applicable sales loads. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Amounts designated as "--" are either $0 or have been rounded to $0.




    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 2004


1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and a Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 43 funds. The financial statements herein are those of the HGK Equity Value Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

      REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

NOTES TO FINANCIAL STATEMENTS (continued)        THE ADVISORS' INNER CIRCLE FUND
October 31, 2004


      EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid monthly to Shareholders. Any net realized capital gains are distributed to Shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION, AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $75,000 per fund plus $15,000 for each additional class, or 0.18% of the first $250 million, 0.14% of the next $250 million, and 0.10% of any amount above $500 million of the Fund's average daily net assets.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as amended and restated on November 12, 2002. The Trust has adopted a distribution plan that allows the Trust to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Plan provides for payment of fees to the Distributor at an annual rate of 0.25% of the Fund's average daily net assets.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and HGK Asset Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated August 15, 1994, under which the Adviser receives an annual fee equal to 0.90% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund from exceeding 1.50% of the Fund's average daily net assets.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Trust. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government Securities, for the year ended October 31, 2004, are as follows (000):

Purchases
   U.S. Government                       $   --
   Other                                  7,255
Sales
   U.S. Government                       $   --
   Other                                  4,408

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)        THE ADVISORS' INNER CIRCLE FUND
October 31, 2004


the recognition of gains or losses on investments. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital. Permanent book and tax differences resulted in reclassification of $(1,714) to undistributed net investment income and $1,714 to accumulated net realized gain/loss on investments. These book and tax differences were primarily attributable a security corporate action and had no effect on net asset value.

The tax character of dividends and distributions paid during the last two years were as follows (000):

                                 LONG-TERM
                   ORDINARY       CAPITAL
                    INCOME         GAIN         TOTAL
                  ----------    -----------    -------
  2004               $84            $--          $84
  2003                65             --           65

As of October 31, 2004, the components of Distributable Earnings were as follows
(000):

Undistributed Ordinary Income                  $   7
Capital Loss Carryforwards                      (340)
Unrealized Appreciation                          820
Other Temporary Differences                      (10)
                                               -----
Total Distributable Earnings                   $ 477
                                               =====

For Federal income tax purposes, capital loss carryforwards represent net realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future net capital gains. As of October 31, 2004, the Fund had capital loss carryforwards of $339,850 expiring October 31, 2011. During the year ended October 31, 2004, the Fund utilized $157,435 of net capital loss carryforwards to offset net capital gains.

At October 31, 2004, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes, primarily due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at October 31, 2004, are as follows (000):

Federal Tax Cost                             $10,157
                                             -------
Aggregate gross
  unrealized appreciation                    $ 1,466
Aggregate gross
  unrealized depreciation                       (646)
                                             -------
Net unrealized appreciation                      820
                                             =======

8. OTHER:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, there-fore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Shareholders and Board of Trustees of
HGK Equity Value Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of the HGK Equity Value Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended October 31, 2001, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated December 14, 2001.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the HGK Equity Value Fund of The Advisors' Inner Circle Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP



Philadelphia, Pennsylvania
December 22, 2004

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)


Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The following chart lists trustees and officers as of November 16, 2004.

                                                                                      NUMBER OF
                                                                                     PORTFOLIOS
                                 TERM OF                                          IN THE ADVISORS'
   NAME,         POSITION(S)    OFFICE AND                                        INNER CIRCLE FUND
  ADDRESS,       HELD WITH      LENGTH OF           PRINCIPAL OCCUPATION(S)       OVERSEEN BY BOARD     OTHER DIRECTORSHIPS
   AGE(1)        THE TRUST    TIME SERVED(2)          DURING PAST 5 YEARS              MEMBER         HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

JOHN T.          Trustee       (Since 1993)    Vice Chairman of Ameritrust               43          Trustee of The Advisors' Inner
COONEY                                         Texas N.A.,1989-1992, and                             Circle Fund II, The MDL Funds,
77 yrs. old                                    MTrust Corp., 1985-1989.                              and The Expedition Funds.

------------------------------------------------------------------------------------------------------------------------------------

ROBERT A.        Trustee       (Since 1993)    Pennsylvania State University,            43          Member and Treasurer,
PATTERSON                                      Senior Vice President, Treasurer                      Board of Trustees of Grove
87 yrs. old                                    (Emeritus); Financial and                             City College. Trustee of The
                                               Investment Consultant, Professor                      Advisors' Inner Circle Fund II,
                                               of Transportation since 1984; Vice                    The MDL Funds, and The
                                               President-Investments, Treasurer,                     Expedition Funds.
                                               Senior Vice President (Emeritus),
                                               1982-1984. Director, Pennsylvania
                                               Research Corp.
------------------------------------------------------------------------------------------------------------------------------------

EUGENE B.        Trustee       (Since 1993)    Private investor from 1987 to             43          Trustee of The Advisors' Inner
PETERS                                         present. Vice President and                           Circle Fund II, The MDL Funds,
75 yrs. old                                    Chief Financial Officer, Western                      and The Expedition Funds.
                                               Company of North America
                                               (petroleum service company),
                                               1980-1986. President of Gene
                                               Peters and Associates (import
                                               company), 1978-1980. President
                                               and Chief Executive Officer of
                                               Jos. Schlitz Brewing Company
                                               before 1978.
------------------------------------------------------------------------------------------------------------------------------------

JAMES M.         Trustee       (Since 1994)    Attorney, solo practitioner since         43          Trustee of The Advisors' Inner
STOREY                                         1994. Partner, Dechert (law firm)                     Circle Fund II, The MDL Funds,
73 yrs. old                                    September 1987-December 1993.                         The Expedition Funds, State
                                                                                                     Street Research Funds,
                                                                                                     Massachusetts Health and
                                                                                                     Education Tax-Exempt Trust,
                                                                                                     SEI Asset Allocation Trust,
                                                                                                     SEI Daily Income Trust, SEI
                                                                                                     Index Funds, SEI
                                                                                                     Institutional International
                                                                                                     Trust, SEI Institutional
                                                                                                     Investments Trust, SEI
                                                                                                     Institutional Managed Trust,
                                                                                                     SEI Liquid Asset Trust and
                                                                                                     SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                      NUMBER OF
                                                                                     PORTFOLIOS
                                 TERM OF                                          IN THE ADVISORS'
    NAME,        POSITION(S)    OFFICE AND                                        INNER CIRCLE FUND
   ADDRESS,      HELD WITH      LENGTH OF           PRINCIPAL OCCUPATION(S)       OVERSEEN BY BOARD        OTHER DIRECTORSHIPS
    AGE(1)       THE TRUST    TIME SERVED(2)          DURING PAST 5 YEARS              MEMBER            HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

GEORGE J.        Trustee       (Since 1999)    Chief Executive Officer, Newfound         43          Trustee, State Street Navigator
SULLIVAN, JR.                                  Consultants, Inc. since April 1997.                   Securities Lending Trust, since
62 yrs. old                                    General Partner, Teton Partners,                      1995. Trustee of The Advisors'
                                               L.P., June 1991-December 1996;                        Inner Circle Fund II, The MDL
                                               Chief Financial Officer, Nobel                        Funds, The Expedition Funds,
                                               Partners, L.P., March 1991-                           SEI Asset Allocation Trust, SEI
                                               December 1996; Treasurer and                          Daily Income Trust, SEI Index
                                               Clerk, Peak Asset Management,                         Funds, SEI Institutional
                                               Inc., since 1991.                                     International Trust, SEI
                                                                                                     Institutional Investments Trust
                                                                                                     SEI Institutional Managed
                                                                                                     Trust, SEI Liquid Asset Trust,
                                                                                                     SEI Tax Exempt Trust, SEI
                                                                                                     Absolute Return Master Fund,
                                                                                                     L.P., SEI Opportunity Master
                                                                                                     Fund, L.P., SEI Absolute Return
                                                                                                     Fund, L.P. and SEI Opportunity
                                                                                                     Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A.          Chairman    (Since 1991)    Currently performs various services       43          Trustee of The Advisors' Inner
NESHER           of the Board                  on behalf of SEI Investments for                      Circle Fund II, Bishop Street
58 yrs. old      of Trustees                   which Mr. Nesher is compensated.                      Funds, The Expedition Funds,
                                               Executive Vice President of SEI                       The MDL Funds, SEI Asset
                                               Investments, 1986-1994. Director                      Allocation Trust, SEI Daily
                                               and Executive Vice President of the                   Income Trust, SEI Index Funds,
                                               Administrator and the Distributor,                    SEI Institutional
                                               1981-1994.                                            International Trust, SEI
                                                                                                     Institutional Investments
                                                                                                     Trust, SEI Institutional
                                                                                                     Managed Trust, SEI Liquid
                                                                                                     Asset Trust, SEI Tax Exempt
                                                                                                     Trust, SEI Opportunity Master
                                                                                                     Fund, L.P., SEI Opportunity
                                                                                                     Fund, L.P., SEI Absolute
                                                                                                     Return Master Fund, L.P., SEI
                                                                                                     Absolute Return Fund, L.P.,
                                                                                                     SEI Global Master Fund, PLC,
                                                                                                     SEI Global Assets Fund, PLC,
                                                                                                     SEI Global Investments Fund,
                                                                                                     PLC and SEI Investments
                                                                                                     Global, Limited.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                      NUMBER OF
                                                                                     PORTFOLIOS
                                 TERM OF                                          IN THE ADVISORS'
     NAME,       POSITION(S)    OFFICE AND                                        INNER CIRCLE FUND         OTHER DIRECTORSHIPS
    ADDRESS,     HELD WITH      LENGTH OF           PRINCIPAL OCCUPATION(S)       OVERSEEN BY BOARD         HELD BY BOARD MEMBER/
     AGE(1)      THE TRUST    TIME SERVED(2)          DURING PAST 5 YEARS          MEMBER/OFFICER                 OFFICER(3)
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS (CONTINUED)
-------------------------

WILLIAM M.       Trustee       (Since 1992)    Self-employed consultant since 2003.      43          Director of SEI Investments
DORAN                                          Partner, Morgan, Lewis & Bockius                      Company and SEI Investments
1701 Market Street                             LLP (law firm), counsel to the Trust,                 Distribution Co., Trustee of
Philadelphia, PA 19103                         SEI Investments, the Administrator                    The Advisors' Inner Circle
64 yrs. old                                    and the Distributor from 1976-2003.                   Fund II, The MDL Funds, The
                                               Director of Distributor since 2003.                   Expedition Funds, SEI Asset
                                               Director of SEI Investments since                     Allocation Trust, SEI Daily
                                               1974; Secretary of SEI Investments                    Income Trust,SEI Index Funds,
                                               since 1978.                                           SEI Institutional
                                                                                                     International Trust, SEI
                                                                                                     Institutional Investments
                                                                                                     Trust, SEI Institutional
                                                                                                     Managed Trust, SEI Liquid
                                                                                                     Asset Trust and SEI Tax Exempt
                                                                                                     Trust.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------

JAMES F.         President     (Since 2003)    Senior Operations Officer,                N/A                     N/A
VOLK, CPA                                      SEI Funds Accounting and
42 yrs. old                                    Administration since 1996.
                                               Assistant Chief Accountant for
                                               the U.S. Securities and Exchange
                                               Commission from 1993-1996.
------------------------------------------------------------------------------------------------------------------------------------

PETER            Controller    (Since 2004)    Director, SEI Investments, Fund           N/A                     N/A
GOLDEN           and Chief                     Accounting and Administration
40 yrs. old      Financial                     since June 2001. From March
                  Officer                      2000 to 2001, Vice President of
                                               Funds Administration for J.P.
                                               Morgan Chase & Co. From
                                               1997-2000, Vice President of
                                               Pension and Mutual Fund
                                               Accounting for Chase
                                               Manhattan Bank.
------------------------------------------------------------------------------------------------------------------------------------

WILLIAM E.         Chief       (Since 2004)    Vice President and Assistant              N/A                     N/A
ZITELLI          Compliance                    Secretary of SEI Investments
36 yrs. old       Officer                      Global Funds Services and SEI
                                               Investments Distribution Co. from
                                               2000-2004; Vice President,
                                               Merrill Lynch & Co. Asset
                                               Management Group from 1998-
                                               2000; Associate at Pepper
                                               Hamilton LLP from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------

JAMES            Vice President (Since 2004)   Employed by SEI Investments               N/A                     N/A
NDIAYE           and Secretary                 Company since 2004. Vice President,
36 yrs. old                                    Deutsche Asset Management from
                                               2003-2004. Associate, Morgan,
                                               Lewis Bockius LLP from 2000-2003.
                                               Counsel, Assistant Vice
                                               President, ING Variable Annuities
                                               Group from 1999-2000.
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                      NUMBER OF
                                                                                     PORTFOLIOS
                                 TERM OF                                          IN THE ADVISORS'
     NAME,       OSITION(S)     OFFICE AND                                        INNER CIRCLE FUND
   ADDRESS,      HELD WITH      LENGTH OF           PRINCIPAL OCCUPATION(S)         OVERSEEN BY            OTHER DIRECTORSHIPS
    AGE(1)       THE TRUST      TIME SERVED           DURING PAST 5 YEARS             OFFICER                HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

TIMOTHY D.       Vice President (Since 2000)   General Counsel, Vice President          N/A                        N/A
BARTO            and Assistant                 and Secretary of SEI Investments
36 yrs. old        Secretary                   Global Funds Services since 1999;
                                               Associate, Dechert (law firm)
                                               from 1997-1999; Associate,
                                               Richter, Miller & Finn (law firm)
                                               from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------

JOHN             Vice President (Since 2002)   Middle Office Compliance Officer at      N/A                        N/A
MUNERA           and Assistant                 SEI Investments since 2000;
41 yrs. old        Secretary                   Supervising Examiner at Federal
                                               Reserve Bank of Philadelphia from
                                               1998-2000.
------------------------------------------------------------------------------------------------------------------------------------

PHILIP T.        Vice President (Since 2004)   Employed by SEI Investments              N/A                        N/A
MASTERSON        and Assistant                 Company since 2004; General
40 yrs. old        Secretary                   Counsel, CITCO Mutual Fund
                                               Services from 2003-2004. Vice
                                               President & Associate Counsel,
                                               Oppenheimer Funds from 2001-2003
                                               and Vice President & Assistant
                                               Counsel from 1997-2001.
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

DISCLOSURE OF FUND EXPENSES (Unaudited)          THE ADVISORS' INNER CIRCLE FUND
October 31, 2004


All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period".

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                               BEGINNING      ENDING                EXPENSES
                                ACCOUNT      ACCOUNT   ANNUALIZED     PAID
                                 VALUE        VALUE     EXPENSE      DURING
                                4/30/04      10/31/04    RATIOS      PERIOD*
--------------------------------------------------------------------------------
HGK EQUITY VALUE FUND
--------------------------------------------------------------------------------
  Actual Fund Return           $1,000.00    $1,026.40      1.50%      $7.64
  Hypothetical 5% Return        1,000.00     1,017.60      1.50        7.61

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

                             NOTICE TO SHAREHOLDERS
                                       OF
                            THE HGK EQUITY VALUE FUND
                                   (UNAUDITED)

For shareholders that do not have an October 31, 2004 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2004 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2004, the Fund is designating the following items with regard to distributions paid during the year.

LONG LONG TERM
  (15% RATE)         ORDINARY                                        QUALIFYING
 CAPITAL GAIN         INCOME           TOTAL         QUALIFYING       DIVIDEND
 DISTRIBUTIONS     DISTRIBUTIONS   DISTRIBUTIONS    DIVIDENDS(1)      INCOME(2)
--------------     -------------   -------------    -------------    -----------
     0.00%            100.00%         100.00%          100.00%         100.00%

____________
(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION.

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF THE FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

    THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2004. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR 2004 FORM 1099-DIV.

                                     NOTES

                                     NOTES

TRUST:
The Advisors' Inner Circle Fund

FUND:
HGK Equity Value Fund

ADVISER:
HGK Asset Management, Inc.

DISTRIBUTOR:
SEI Investments Distribution Co.

ADMINISTRATOR:
SEI Investments Global Funds Services

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
KPMG LLP

For information call: 1-877-DIAL-HGK




HGK-AR-001-0300

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ----------------------------------------------------- -----------------------------------------------------
                    All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                    services to the   services to       and services to   services to the   services to       and services to
                    Trust that were   service           service           Trust that were   service           service
                    pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                     were pre-         did not require
                                      approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (a)     Audit          $317,500            N/A               N/A            $348,000             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (b)     Audit-           N/A               N/A               N/A            $5,000(1)            N/A               N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A               N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


    Notes:
       (1) Includes fees for: Security counts pursuant to Rule 17(f)(2) for the UA S&P 500 Fund.


    Fees billed by PricewaterhouseCoopers LLP (PwC) related to the Trust

    PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ------------------------------------------------------ -----------------------------------------------------
                    All fees and      All fees and      All other fees     All fees and      All fees and      All other fees
                    services to the   services to       and services to    services to the   services to       and services to
                    Trust that were   service           service            Trust that were   service           service
                    pre-approved      affiliates that   affiliates that    pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                      were pre-         did not require
                                      approved          pre-approval                         approved          pre-approval
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (a)     Audit          $251,280            N/A               N/A             $213,375             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (b)     Audit-           $0             $10,780(1)         $8,500(2)            N/A            $5,045(1)            N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A                N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A                N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------

Notes:
    (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
    (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

(e)(1)  Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):

            -------------------------- ---------------- ----------------
                                             2004             2003
            -------------------------- ---------------- ----------------
             Audit-Related Fees               0%               0%

            -------------------------- ---------------- ----------------
             Tax Fees                         0%               0%

            -------------------------- ---------------- ----------------
             All Other Fees                   0%               0%

            -------------------------- ---------------- ----------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

         ---------------------------- ---------------- ----------------
                                            2004             2003
         ---------------------------- ---------------- ----------------
          Audit-Related Fees                44%               0%

         ---------------------------- ---------------- ----------------
          Tax Fees                           0%               0%

         ---------------------------- ---------------- ----------------
          All Other Fees                     0%               0%

         ---------------------------- ---------------- ----------------

(f)     Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2004 and 2003, respectively.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $19,280 and $5,045 for 2004 and 2003, respectively.

(h)     Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004


By (Signature and Title)*                 /s/ Peter J. Golden
                                          -------------------
                                          Peter J. Golden
                                          Controller & CFO

Date: December 22, 2004

* Print the name and title of each signing officer under his or her signature.